Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2022
Results of Operations Reported within Discontinued Operations

The following table represents selected information regarding the results of operations, which were reported within discontinued operations in Dominion Energy’s Consolidated Statements of Income:

	Business Review Dispositions
Year Ended December 31, 2022	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$1,043	$841	$1,341	$5
Operating expense	702	648	1,043	5
Other income (expense)	28	9	—	—
Interest and related charges	36	43	45	—
Income before income taxes	333	159	253	—
Income tax expense	45	34	50	—
Net income attributable to Dominion Energy(1)	$288	$125	$203	$—
(1)
Excludes $(3) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2022.

	Disposition of Gas Transportation & Storage Operations	Business Review Dispositions
Year Ended December 31, 2021	Q-Pipe Group(1)	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Operating revenue	$254	$908	$613	$1,020	$4
Operating expense	76	620	451	761	5
Other income (expense)(2)	28	25	11	(1)	—
Interest and related charges	25	18	35	35	—
Income (loss) before income taxes	181	295	138	223	(1)
Income tax expense (benefit)	36	38	27	42	—
Net income (loss) attributable to Dominion Energy(3)	$145	$257	$111	$181	$(1)
(1)
Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.
(2)
Q-Pipe Group includes a $25 million benefit associated with the termination of the Q-Pipe Transaction in 2021.
(3)
Excludes $19 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2021.

	Disposition of Gas Transportation & Storage Operations		Business Review Dispositions
Year Ended December 31, 2020	GT&S Transaction(1)	Q-Pipe Group	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction
(millions)
Operating revenue	$1,710	$246	$771	$539	$938
Operating expense(2)	1,289	96	540	376	676
Other income (expense)	88	1	20	12	(2)
Interest and related charges (benefit)(3)	372	20	(32)	38	32
Income before income taxes	137	131	283	137	228
Income tax expense (benefit)(4)	334	(9)	35	30	45
Net income (loss) including noncontrolling interests	(197)	140	248	107	183
Noncontrolling interests	106	—	—	—	—
Net income (loss) attributable to Dominion Energy(5)	$(303)	$140	$248	$107	$183

(1)
Operations associated with the GT&S Transaction are through the November 1, 2020 close date.
(2)
GT&S Transaction includes a charge of $482 million ($359 million after-tax) recorded in 2020 associated with the probable abandonment of a significant portion of the Supply Header Project as well as the establishment of a $75 million ARO as a result of the cancellation of the Atlantic Coast Pipeline Project.
(3)
GT&S Transaction includes a loss of $237 million ($178 million after-tax) recorded in 2020 associated with cash flow hedges of debt-related items that were determined to be probable of not occurring.
(4)
Excludes $17 million income tax benefit recorded in 2021 associated with the GT&S Transaction.
(5)
Excludes $24 million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the year ended December 31, 2020.

Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale

The carrying value of major classes of assets and liabilities relating to the disposal groups, which are reported as held for sale in Dominion Energy's Consolidated Balance Sheets were as follows:

	At December 31, 2022				At December 31, 2021
	Business Review Dispositions				Business Review Dispositions
	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Current assets(1)	$544	$381	$803	$1	$439	$296	$422	$1
Property, plant and equipment, net	5,012	2,591	3,984	47	4,636	2,506	3,677	52
Other deferred charges and other assets, including goodwill(2) and intangible assets	2,629	822	1,043	—	2,563	823	1,101	—
Current liabilities(3)	634	151	612	1	557	133	263	1
Long-term debt(4)	2,287	798	1,245	—	1,786	798	995	—
Other deferred credits and liabilities(5)	1,435	689	1,087	9	1,408	673	1,039	14
(1)
Includes cash and cash equivalents of $6 million and $3 million within the East Ohio Transaction, less than $1 million and $14 million within the PSNC Transaction and $28 million and $17 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively. Also includes regulatory assets of $90 million and $56 million within the East Ohio Transaction, $95 million and $88 million within the PSNC Transaction and $273 million and $125 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively
(2)
Includes goodwill of $1.5 billion, $673 million and $983 million at both December 31, 2022 and 2021 within the East Ohio, PSNC and Questar Gas Transactions, respectively. Also includes regulatory assets of $751 million and $607 million within the East Ohio Transaction, $93 million and $103 million within the PSNC Transaction and $(22) million and $47 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
(3)
Includes regulatory liabilities of $43 million and $51 million within the East Ohio Transaction, $11 million and $18 million within the PSNC Transaction and $144 million and $28 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.
(4)
Includes East Ohio Unsecured Senior Notes due 2025 to 2052 at rates from 1.30% to 6.38% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.13%; PSNC Unsecured Senior Notes due 2026 to 2051 at rates from 3.10% to 7.45% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 4.34% and Questar Gas Unsecured Senior Notes due 2024 to 2052 at rates from 2.21% to 7.20% and with a weighted-average coupon rate for debt outstanding at December 31, 2022 of 3.99%.
(5)
Includes regulatory liabilities of $749 million and $754 million within the East Ohio Transaction, $436 million and $435 million within the PSNC Transaction and $506 million and $500 million within the Questar Gas Transaction at December 31, 2022 and 2021, respectively.

GT&S Transaction | Dominion Energy Gas Holdings, LLC
Capital Expenditures and Significant Noncash Items Relating to the Disposal Groups

Capital expenditures and significant noncash items relating to the disposal groups included the following:

	Business Review Dispositions
Year Ended December 31, 2022	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$456	$153	$438	$—
Significant noncash items
Depreciation, depletion and amortization	134	87	163	4
Accrued capital expenditures	53	16	31	—

	Disposition of Gas Transportation & Storage Operations	Business Review Dispositions
Year Ended December 31, 2021	Q-Pipe Group(1)	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures(2)	$34	$420	$195	$416	$—
Significant noncash items
Depreciation, depletion and amortization	—	122	81	168	4
Accrued capital expenditures	—	27	41	25	—
(1)
Operations associated with the Q-Pipe Group are through the December 31, 2021 closing date.
(2)
In November 2021, Wexpro closed on an agreement with a natural gas gathering systems operator to purchase an existing natural gas gathering system in Wyoming including pipelines, compressors and dehydration equipment for total consideration of $41 million, included in the Questar Gas Transaction.

	Disposition of Gas Transportation & Storage Operations		Business Review Dispositions
Year Ended December 31, 2020	GT&S Transaction(1)	Q-Pipe Group	East Ohio Transaction	PSNC Transaction	Questar Gas Transaction	Other
(millions)
Capital expenditures	$292	$38	$393	$259	$377	$—
Significant noncash items
Impairment of assets and other charges	469	—	—	—	—	—
Depreciation, depletion and amortization	177	27	91	73	175	4
Accrued capital expenditures	—	1	19	19	21	—
(1)
Operations associated with the GT&S Transaction are through the November 1, 2020 closing date.